NEWBUILDINGS (Details) $ in Thousands		1 Months Ended
	Jun. 28, 2023 vessel	Oct. 31, 2024 vessel	Jun. 30, 2025 USD ($)	Jan. 06, 2025 USD ($)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Number of carriers acquired | vessel	2
Number of vessels delivered | vessel		1
Newbuilding costs			$ 0		$ 105,700
Purchase obligation			$ 0
Gail Sugar | Newbuilds
Property, Plant and Equipment [Line Items]
Vessels leased to third parties, cost				$ 242,700